CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 20, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 2,867	$ 2,144		$ 2,351
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized	50,000,000	50,000,000		0
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Class A-1 common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	40,000,000	40,000,000		0
Common Stock, Shares, Issued	0	16,100,000		0
Common Stock, Shares, Outstanding	0	16,100,000		0
Class A common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares Authorized	250,000,000	250,000,000		0
Common Stock, Shares, Issued	30,468,249	3,802,972		0
Common Stock, Shares, Outstanding	30,468,249	3,802,792		0
Class B common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares Authorized	150,000,000	150,000,000		0
Common Stock, Shares, Issued	38,462,541	38,462,541		0
Common Stock, Shares, Outstanding	38,462,541	38,462,541		0